Accounting for Stock-Based Compensation (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Fair value of stock options
Expected volatility	33.80%	33.70%	40.70%
Expected dividends	$ 0	$ 0	$ 0
Expected term	4	3.1	4
Risk-free interest rate	1.63%	1.41%	1.64%